Document and Entity Information	6 Months Ended
	Sep. 30, 2011	Nov. 15, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	VGTL
Entity Registrant Name	VGTEL, INC.
Entity Central Index Key	0001355451
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,844,489

Balance Sheets (USD $)	Sep. 30, 2011	Mar. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 753	$ 2,859
Total Current Assets	753	2,859
Total Assets	753	2,859
CURRENT LIABILITIES
Accounts Payable & Accrued Liabilities	204,978	35,920
Accrued Expenses - Professional Fees	554,300
Due to Shareholders	67,399
CEO Compensation- Accrued	5,833
Total Current Liabilities	832,510	35,920
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock, $.001 par value, Authorized 10,000,000 shares, none issued
Common stock, $.0001 par value , Authorized 200,000,000 shares issued & outstanding 12,844,489 and 6,433,900	1,284	1,224
Subscriptions Receivable	(2,981)	(2,981)
Additional paid in capital	1,793,000	724,854
Accumulated other comprehensive gain (loss)
Retained Earnings (Deficit)	(1,698,698)
Discontinued Operations	(924,363)	(756,158)
Total Stockholders' Equity	(831,758)	(33,061)
Total Liabilities and Stockholders' Equity	$ 753	$ 2,859

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Mar. 31, 2011
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, Authorized shares	10,000,000	10,000,000
Preferred Stock, issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	200,000,000	200,000,000
Common stock, shares issued	12,844,489	6,433,900
Common stock, shares outstanding	12,844,489	6,433,900

Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES-		$ 3,000	$ 0	$ 6,000
OPERATING EXPENSES
General and administrative	259,550	1,705	274,485	3,463
Research & Development		2,690		5,420
Inputed Officers' compensation & Rent		14,000		28,000
Officer's Compensation -CEO	5,833		5,833
Stock Based Compensation	900,000		900,000
Depreciation and amortization		1,450		2,900
Professional Services- Consulting	172,528		518,380
Total operating expenses	1,337,911	19,845	1,698,698	39,783
Inputed Interest Expense		335	0	670
NET LOSS FROM CONTINUING OPERATIONS	(1,337,911)	(17,180)	(1,698,698)	(34,453)
NET LOSS	$ (1,337,911)	$ (17,180)	$ (1,698,698)	$ (34,453)
INCOME (LOSS) PER COMMON SHARE
Basic and Diluted	$ (0.11)	$ 0	$ (0.14)	$ 0
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	12,547,850	6,433,900	12,397,048	6,433,900

Statements of Cash Flows (USD $)	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net Income (Loss)	$ (1,698,698)	$ (34,453)
Adjustments to reconcile net loss to net cash used by operating activities:
Inputed Officer's Compensation & Rent		28,000
Depreciation & Amortization		2,900
Inputed interest for due to Ron Kallus	0	670
Stock Compensation-	900,000
Changes in assets and liabilities:
Accounts receivable		30
Accounts payable	169,058
Accounts payable-related parties	560,133	(4,645)
Net cash (used) in operating activities	(69,507)	(7,498)
Cash flows from financing activities
Proceeds from Shareholders	67,399	7,500
Net cash provided (used) by financing activities	67,399	7,500
Net increase (decrease ) in cash	(2,106)	2
Cash and cash equivalents, beginning of period	2,859	1,331
Cash and cash equivalents, end of period	753	1,333
Supplemental disclosures
Stock Compensation Credited to Additional Paid in Capital	$ 900,000	$ 0

Basis of Presentation	6 Months Ended
Sep. 30, 2011
Basis of Presentation
NOTE 1 – Basis of Presentation

The unaudited interim financial statements of VGTel, Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q of Article 10 of Regulations S-X in the United States of America and are presented in United States dollars. They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended March 31, 2011 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.

The interim unaudited financial statements should be read in conjunction with those financial statements included in Form 10-K. In the opinion of Management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending March 31, 2012.

The Company spun off its prior telemarketing software business in January 2011 in contemplation of a merger with a private operating entity which did not materialize.  The Company re-entered the development stage for reporting purposes beginning April 1, 2011.

GOING CONCERN	6 Months Ended
Sep. 30, 2011
GOING CONCERN
NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has no established source of revenue.  This raises substantial doubt about the Company’s ability to continue as a going concern.  Without realization of additional capital, it would be unlikely for the Company to continue as a going concern.  The financial statements do not include any adjustments that might result from this uncertainty.

The Company’s activities to date have been supported by equity financing.  It has sustained a loss from inception of  $924,363 from discontinued operations, and a net loss for the six month period ended September 30, 2011 of  $1,698,698.   Management plans to seek funding from its shareholders and other qualified investors to pursue its business plan.  In the alternative, the Company may be amenable to a sale, merger or other acquisition in the event such transaction is deemed by Management to be in the best interests of the shareholders.

RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE 3 – RELATED PARTY TRANSACTIONS

Bruce Minsky, a member of the Board, provided legal services to the Company in the amount of  $3,278 for the period ended September 30, 2011, and is owed a total of  $77,750 for the period ended September 30, 2011.